Offerings	Oct. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,700.00
Offering Note	There are being registered under this registration statement such indeterminate number of common stock, debt securities, warrants and units, as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed $100,000,000. The securities registered hereunder also include such indeterminate number of common stock as may be issued upon conversion, exercise or exchange of debt securities or warrants that provide for such conversion into, exercise for or exchange into common stock. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the common stock being registered hereunder include such indeterminate number of common stock as may be issuable with respect to the common stock being registered hereunder as a result of stock splits, stock dividends, or similar transactions. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $100,000,000 after the date hereof. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Includes rights to acquire common stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan. Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or upon exercise of warrants registered hereunder. The aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $100,000,000. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $95,935,195 of unsold securities (the "Unsold Securities") previously registered and offered by the registrant pursuant to the Registration Statement on Form S-3 (File No. 333-276249) (the "Prior Registration Statement"), which was declared effective on December 29, 2023. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $7,398.48 with respect to an aggregate of $100,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of this amount, $7,097.75 is associated with the Unsold Securities. Pursuant to Rule 457(p), the filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6).
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-276249
Carry Forward Initial Effective Date	Dec. 29, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-276249
Carry Forward Initial Effective Date	Dec. 29, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-276249
Carry Forward Initial Effective Date	Dec. 29, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-276249
Carry Forward Initial Effective Date	Dec. 29, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-276249
Carry Forward Initial Effective Date	Dec. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,097.75